Business Combination - Schedule of Allocation of Purchase Price for Business Combinations (Detail) ₨ in Millions, $ in Millions	Apr. 29, 2021 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about business combination [line items]
Goodwill		₨ 139,127	$ 1,902	₨ 131,012	₨ 116,980
Material acquisitions [member]
Disclosure of detailed information about business combination [line items]
Net assets		1,324
Customer related intangibles		2,460
Marketing related intangibles		828
Deferred tax liabilities on intangible assets		(432)
Total		4,180
Goodwill	₨ 81,406	9,544		4,761
Total purchase price		₨ 13,724		10,403
Two Thousand And Twenty Acquistions [Member]
Disclosure of detailed information about business combination [line items]
Net assets				949
Customer related intangibles				4,535
Other intangible assets				371
Deferred tax liabilities on intangible assets				(213)
Total				5,642
Goodwill				4,761
Total purchase price				₨ 10,403
Two Thousand And Twenty One Acquistions [Member]
Disclosure of detailed information about business combination [line items]
Net assets	4,398
Customer related intangibles	24,284
Marketing related intangibles	8,048
Deferred tax liabilities on intangible assets	(9,376)
Total	27,354
Goodwill	81,406
Total purchase price	₨ 108,760